Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Disclosure Of Cash Flow Information
Summary of changes in operating assets and liabilities

	December 31,
	2023	2022	2021
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	147	592	120
Inventory	162	(161)	(56)
Prepaid expenses and other current assets	589	(783)	(750)
Payables and accrued liabilities	76	1,076	634
Income taxes payable	-	-	(109)
Deferred revenues	(1,313)	441	3,010
Deferred gain	(110)	-	-
Provisions	(14)	(2)	-
Employee future benefits	(573)	(559)	(349)
	(1,036)	604	2,500